Goodwill and Intangible Assets - Changes in Goodwill (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Balance at beginning of period	$ 874,083	$ 874,083	$ 836,643	$ 832,521
Acquisitions				11,257
Foreign currency translation and other adjustments		(13,587)		(7,135)
Foreign currency translation	(18,505)		37,440
Balance at end of period	$ 855,578	$ 860,496	$ 874,083	$ 836,643